Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 42,038	$ 6,094	¥ 43,781
Buyer protection fund deposits from merchants on the marketplaces
Restricted cash and escrow receivables
Restricted cash and escrow receivables	35,965		35,962
Others
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 6,073		¥ 7,819